Equity - Schedule of Main Subsidiary With Non-controlling Interest (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Group participation	12.90%	12.90%
Banco CorpBanca Colombia S.A [member]
Disclosure of subsidiaries [line items]
Group participation	87.10%	87.10%